Shareholder Rights Plan: (Details Text)	12 Months Ended
Dec. 31, 2014
Shareholder Rights Plan Details Text [Abstract]
Summary of shareholder rights plan	The rights become exercisable only when a person, including any party related to it or acting jointly with it, acquires or announces its intention to acquire 20% or more of the Company’s outstanding shares without complying with the "permitted bid" provisions of the Rights Plan. Each right would, on exercise, entitle the holder, other than the acquiring person and related persons, to purchase Class A common shares of the Company at a 50% discount to the market price at the time.